Balance Sheets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheets

Note 3 – Balance Sheets

Accounts Receivable, Net

As of September 30, 2023 and December 31, 2022, accounts receivable, net consist of the following:

	September 30, 2023	December 31, 2022
Accounts receivable	$2,110,725	$2,229,840
Less: Provision for doubtful accounts	(95,680)	(16,800)
Accounts receivable, net	$2,015,045	$2,213,040

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 3 – Balance Sheets – Continued

Inventories, Net

As of September 30, 2023 and December 31, 2022, inventories, net consist of the following:

	September 30, 2023	December 31, 2022
Raw materials	$4,334,765	$5,288,206
Work-in process	714,596	1,106,056
Finished goods	1,412,710	614,400
Gross inventories	6,462,071	7,008,662
Less: Provision for excess and obsolescence reserve	(398,136)	(322,815)
Inventories, net	$6,063,935	$6,685,847

Prepaid and Other Current Assets

As of September 30, 2023 and December 31, 2022, prepaid and other current assets, consist of the following:

	September 30, 2023	December 31, 2022
Prepaid inventories	$171,017	$281,484
Prepaid software licenses and annual fees	244,628	184,429
Prepaid rent	98,751	234,691
Prepaid insurance	199,046	167,794
Prepaid VAT charges	41,030	99,558
Prepaid other and other current assets	77,716	61,592
Prepaid and other current assets	$832,188	$1,029,548

Property and Equipment, Net

As of September 30, 2023 and December 31, 2022, property and equipment, net consist of the following:

	Estimated
	Useful Life	September 30,	December 31,
Type	(Years)	2023	2022
Leasehold improvements	3-5	$106,837	$106,837
Production tools and equipment	5	730,565	632,514
Computer and office equipment	3-5	514,613	507,637
Furniture	5	73,452	77,799
Drone equipment	3	170,109	170,109
Property and equipment		1,595,576	1,494,896
Less: Accumulated depreciation		(997,612)	(703,741)
Property and equipment, net		$597,964	$791,155

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 3 – Balance Sheets – Continued

Property and Equipment Depreciation Expense

Classification within the Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Type	2023	2022	2023	2022
Cost of sales	$—	$61,747	$—	$199,555
General and administrative	93,614	48,429	293,538	138,271
Depreciation expense	$93,614	$110,176	$293,538	$337,826

Intangible Assets, Net

As of September 30, 2023 and December 31, 2022, intangible assets, net, other than goodwill, consist of the following:

Name	Estimated Life (Years)	Balance as of December 31, 2022	Additions	Amortization	Balance as of September 30, 2023
Intellectual property/technology	5-7	$4,473,861	$—	$(606,726)	$3,867,135
Customer base	3-10	2,885,657	—	(853,248)	2,032,409
Tradenames and trademarks	5-10	1,757,891	—	(155,958)	1,601,933
Non-compete agreement	2-4	335,933	—	(335,933)	—
Platform development costs	3	1,332,516	297,596	(529,378)	1,100,734
Internal use software costs	3	721,795	171,516	(252,863)	640,448
Intangibles assets, net		$11,507,653	$469,112	$(2,734,106)	$9,242,659

As of September 30, 2023, the weighted average remaining amortization period in years is 4.07 years. For the three and nine months ended September 30, 2023 and 2022, amortization expense was $919,774 and $932,880, respectively, and $2,734,106 and $2,549,418, respectively.

For the following years ending, the future amortization expenses consist of the following:

	For the Years Ending December 31,
Name	(rest of year) 2023	2024	2025	2026	2027	Thereafter	Total
Intellectual property/technology	$202,242	$808,968	$808,968	$808,968	$808,968	$429,021	$3,867,135
Customer base	284,417	889,364	141,145	141,145	141,145	435,193	2,032,409
Tradenames and trademarks	51,986	207,944	207,944	207,944	207,944	718,171	1,601,933
Platform development costs	190,040	586,950	281,613	42,131	—	—	1,100,734
Internal use software costs	83,192	355,947	180,461	20,848	—	—	640,448
Intangible assets, net	$811,877	$2,849,173	$1,620,131	$1,221,036	$1,158,057	$1,582,385	$9,242,659

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 3 – Balance Sheets - Continued

Accrued Liabilities

As of September 30, 2023 and December 31, 2022, accrued liabilities consist of the following:

	September 30, 2023	December 31, 2022
Accrued purchases and customer deposits	$220,784	$102,319
Accrued compensation and related liabilities	406,739	774,916
Provision for warranty expense	279,394	288,807
Accrued dividends	342,873	172,596
Accrued interest	236,172	—
Accrued professional fees	138,250	262,737
Other	26,397	79,331
Total accrued liabilities	$1,650,609	$1,680,706

Note 3 - Balance Sheet Accounts

Accounts Receivable, net

As of December 31, 2022 and 2021, accounts receivable, net consisted of the following:

	December 31, 2022	December 31, 2021
Accounts receivable	$2,229,840	$2,918,435
Less: Provisions for doubtful accounts	(16,800)	(29,556)
Accounts receivable, net	$2,213,040	$2,888,879

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 3 - Balance Sheet Accounts– Continued

Inventories, Net

As of December 31, 2022 and 2021, inventories, net consisted of the following:

	December 31,
	2022	2021
Raw materials	$5,288,206	$2,862,293
Work-in process	1,106,056	647,829
Finished goods	614,400	833,785
Gross inventories	7,008,662	4,343,907
Less: Provision for obsolescence	(322,815)	(305,399)
Inventories, net	$6,685,847	$4,038,508

Property and Equipment, Net

As of December 31, 2022 and 2021, property and equipment, net consisted of the following:

	Estimated Useful Life	December 31,
Type	(Years)	2022	2021
Leasehold improvements	3	$106,837	$81,993
Production tools and equipment	5	632,514	417,779
Computer and office equipment	3-5	507,637	559,110
Furniture	5	77,799	77,971
Drone equipment	3	170,109	95,393
Total Property and equipment		$1,494,896	$1,232,246
Less: Accumulated depreciation		(703,741)	(280,118)
Total Property and equipment, net		$791,155	$952,128

For the years ended December 31, 2022 and 2021, depreciation expense is classified within the consolidated statements of operations and comprehensive loss as follows:

	For Year Ended December 31,
Type	2022	2021
Cost of sales	$266,468	$55,613
General and administrative	179,461	129,047
Total	$445,929	$184,660

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 3 - Balance Sheet Accounts– Continued

Accrued Expenses

As of December 31, 2022 and 2021, accrued expenses consisted of the following as of:

	December 31,
	2022	2021
Accrued compensation and related liabilities	$774,916	$1,039,979
Provision for warranty expense	288,807	286,115
Accrued professional fees	262,737	267,949
Other	354,246	307,598
Total accrued expenses	$1,680,706	$1,901,641